Convertible Notes Payable (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Financing cost	$ 440,505		$ 72,956	$ 75,000
Convertible note	350,867		811,858
Notes payable and bank loans, long-term portion	1,835,983		1,078,500	$ 600,000
Convertible Note Payable - July 2016 [Member]
Debt Instrument [Line Items]
Embedded conversion feature			161,479
Original issue discount and fees			50,000
Warrants			111,479
Convertible note			227,042
Notes payable and bank loans, long-term portion			550,000
Convertible Notes Payable - May 2017 [Member]
Debt Instrument [Line Items]
Embedded conversion feature			38,595
Original issue discount and fees			11,000
Warrants			27,595
Convertible note			33,810
Notes payable and bank loans, long-term portion			111,000
Convertible Notes Payable - July 2017 [Member]
Debt Instrument [Line Items]
Embedded conversion feature			58,154
Original issue discount and fees			3,000
Financing cost			(8,154)
Convertible note
Notes payable and bank loans, long-term portion			53,000
Convertible Notes Payable - September 2017 [Member]
Debt Instrument [Line Items]
Embedded conversion feature			38,338
Original issue discount and fees			3,000
Financing cost			(6,338)
Convertible note
Notes payable and bank loans, long-term portion			35,000
Convertible Notes Payable - September 2017 One [Member]
Debt Instrument [Line Items]
Embedded conversion feature			65,332
Original issue discount and fees			7,500
Financing cost			(17,832)
Convertible note
Notes payable and bank loans, long-term portion			55,000
Convertible Notes Payable - October 2017 [Member]
Debt Instrument [Line Items]
Embedded conversion feature			57,571
Original issue discount and fees			3,000
Financing cost			(7,571)
Convertible note
Notes payable and bank loans, long-term portion			53,000
Convertible Notes Payable - October 2017 One [Member]
Debt Instrument [Line Items]
Embedded conversion feature			183,061
Original issue discount and fees			21,500
Financing cost			(33,061)
Convertible note			171,500
Notes payable and bank loans, long-term portion			$ 171,500
Convertible Notes Payable - January 2018 [Member]
Debt Instrument [Line Items]
Embedded conversion feature	82,652
Original issue discount and fees	7,750
Financing cost	(32,652)
Convertible note
Notes payable and bank loans, long-term portion	57,750
Convertible Notes Payable - February 2018 [Member]
Debt Instrument [Line Items]
Embedded conversion feature	161,527
Original issue discount and fees	12,750
Financing cost	(61,527)
Convertible note
Notes payable and bank loans, long-term portion	112,750
Convertible Notes Payable - February 2018 One [Member]
Debt Instrument [Line Items]
Embedded conversion feature	119,512
Original issue discount and fees	8,000
Financing cost	(44,512)
Convertible note
Notes payable and bank loans, long-term portion	83,000
Convertible Notes Payable - March 2018 [Member]
Debt Instrument [Line Items]
Embedded conversion feature	153,371
Original issue discount and fees	5,000
Financing cost	(53,371)
Convertible note
Notes payable and bank loans, long-term portion	105,000
Convertible Notes Payable - April 2018 [Member]
Debt Instrument [Line Items]
Embedded conversion feature	83,806
Original issue discount and fees	3,000
Financing cost	(23,806)
Convertible note
Notes payable and bank loans, long-term portion	63,000
Convertible Notes Payable - April 2018 One [Member]
Debt Instrument [Line Items]
Embedded conversion feature	83,397
Original issue discount and fees	7,750
Financing cost	(33,397)
Convertible note
Notes payable and bank loans, long-term portion	57,750
Convertible Notes Payable - April 2018 Two [Member]
Debt Instrument [Line Items]
Embedded conversion feature	130,136
Original issue discount and fees	4,500
Financing cost	(44,636)
Convertible note
Notes payable and bank loans, long-term portion	90,000
Convertible Notes Payable - April 2018 Three [Member]
Debt Instrument [Line Items]
Embedded conversion feature	71,679
Original issue discount and fees	3,000
Financing cost	(21,679)
Convertible note
Notes payable and bank loans, long-term portion	53,000
Convertible Notes Payable - May 2018 [Member]
Debt Instrument [Line Items]
Embedded conversion feature	99,422
Original issue discount and fees	3,250
Financing cost	(34,422)
Convertible note
Notes payable and bank loans, long-term portion	68,250
Convertible Notes Payable - May 2018 One [Member]
Debt Instrument [Line Items]
Embedded conversion feature	54,086
Original issue discount and fees	2,000
Financing cost	(19,086)
Convertible note
Notes payable and bank loans, long-term portion	37,000
Convertible Notes Payable - May 2018 Two [Member]
Debt Instrument [Line Items]
Embedded conversion feature	90,390
Original issue discount and fees	3,000
Financing cost	(30,390)
Convertible note
Notes payable and bank loans, long-term portion	63,000
Convertible Notes Payable - May 2018 Three [Member]
Debt Instrument [Line Items]
Embedded conversion feature	116,027
Original issue discount and fees	3,750
Financing cost	(41,027)
Convertible note
Notes payable and bank loans, long-term portion	$ 78,750